CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	COMMON STOCK	CAPITAL SURPLUS	REINVESTED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Balance at beginning of year (in shares) at Dec. 31, 2012			4,469
Increase (Decrease) in Stockholders' Equity
Purchases of treasury stock (in shares)			(121)
Treasury stock issued to employees related to stock compensation plans (in shares)			54
Balance at end of year (in shares) at Dec. 31, 2013			4,402
Balance at beginning of year at Dec. 31, 2012				$ 11,379	$ 58,045	$ (3,385)	$ (35,009)	$ 378
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				569			745
Tax benefit (charge) from stock compensation plans				144
Stock-based compensation				227
Other activities				(43)
Net income attributable to shareowners of The Coca-Cola Company	$ 8,584				8,584
Dividends (per share — $1.32, $1.22 and $1.12 in 2015, 2014 and 2013, respectively)					(4,969)
Net other comprehensive income (loss)		$ (47)				(47)
Purchases of treasury stock							(4,827)
Net income attributable to noncontrolling interests	42							42
Net foreign currency translation adjustment								(3)
Dividends paid to noncontrolling interests								(58)
Acquisition of interests held by noncontrolling owners								(34)
Contributions by noncontrolling interests								6
Business combinations								25
Deconsolidation of certain entities								(89)
Other activities								0
Balance at end of year at Dec. 31, 2013				12,276	61,660	(3,432)	(39,091)	267
Common Stock			$ 1,760
Increase (Decrease) in Stockholders' Equity
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY		33,173
Purchases of treasury stock (in shares)			(98)
Treasury stock issued to employees related to stock compensation plans (in shares)			62
Balance at end of year (in shares) at Dec. 31, 2014			4,366
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				526			891
Tax benefit (charge) from stock compensation plans				169
Stock-based compensation				209
Other activities				(26)
Net income attributable to shareowners of The Coca-Cola Company	7,098				7,098
Dividends (per share — $1.32, $1.22 and $1.12 in 2015, 2014 and 2013, respectively)					(5,350)
Net other comprehensive income (loss)		(2,345)				(2,345)
Purchases of treasury stock							(4,025)
Net income attributable to noncontrolling interests	26							26
Net foreign currency translation adjustment								(5)
Dividends paid to noncontrolling interests								(25)
Acquisition of interests held by noncontrolling owners								0
Contributions by noncontrolling interests								0
Business combinations								(22)
Deconsolidation of certain entities								0
Other activities								0
Balance at end of year at Dec. 31, 2014	30,561			13,154	63,408	(5,777)	(42,225)	241
Common Stock	1,760		$ 1,760
Increase (Decrease) in Stockholders' Equity
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	30,320	30,320
Purchases of treasury stock (in shares)			(86)
Treasury stock issued to employees related to stock compensation plans (in shares)			44
Balance at end of year (in shares) at Dec. 31, 2015			4,324
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				532			696
Tax benefit (charge) from stock compensation plans				94
Stock-based compensation				236
Other activities				0
Net income attributable to shareowners of The Coca-Cola Company	7,351				7,351
Dividends (per share — $1.32, $1.22 and $1.12 in 2015, 2014 and 2013, respectively)					(5,741)
Net other comprehensive income (loss)		(4,397)				(4,397)
Purchases of treasury stock							(3,537)
Net income attributable to noncontrolling interests	15							15
Net foreign currency translation adjustment								(18)
Dividends paid to noncontrolling interests								(31)
Acquisition of interests held by noncontrolling owners								0
Contributions by noncontrolling interests								0
Business combinations								(3)
Deconsolidation of certain entities								0
Other activities								6
Balance at end of year at Dec. 31, 2015	25,764			$ 14,016	$ 65,018	$ (10,174)	$ (45,066)	$ 210
Common Stock	1,760		$ 1,760
Increase (Decrease) in Stockholders' Equity
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 25,554	$ 25,554